CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - DKK (kr) kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
INCOME STATEMENT
Revenue	kr 5,402	kr 4,169	kr 9,545	kr 7,003
Cost of product sales	(190)	(21)	(375)	(21)
Research and development expenses	(2,502)	(1,853)	(4,801)	(3,594)
Selling, general and administrative expenses	(894)	(827)	(1,676)	(1,503)
Acquisition and integration related charges	(176)		(252)
Total costs and operating expenses	(3,762)	(2,701)	(7,104)	(5,118)
Operating profit	1,640	1,468	2,441	1,885
Financial income	886	346	1,993	738
Financial expenses	(399)	(120)	(591)	(663)
Net profit before tax	2,127	1,694	3,843	1,960
Corporate tax	(719)	(359)	(1,110)	(415)
Net profit	1,408	1,335	2,733	1,545
Amounts which may be re-classified to the income statement:
Exchange differences on translation of foreign operations	126	(5)	174	14
Total comprehensive income	kr 1,534	kr 1,330	kr 2,907	kr 1,559
Basic net profit per share	kr 21.85	kr 20.46	kr 42.13	kr 23.66
Diluted net profit per share	kr 21.70	kr 20.28	kr 41.85	kr 23.45